Trade Accounts Payable and Others (Tables)	12 Months Ended
Jun. 30, 2026
Trade Accounts Payable and Others [Abstract]
Schedule of Trade Accounts Payable and Others
	Note	2026	2025

Trade accounts payable		60,664	103,659
Trade accounts payable – Supplier finance arrangements		4,014	-
Taxes payable	16.1	8,835	16,659
Dividends payable		15	32,785
Advances to customers		33,794	16,767
Other liabilities		2,793	6,160
Total current		110,115	176,029
Taxes payable	16.1	17,007	38,120
Other liabilities		6,875	8,699
Total noncurrent		23,882	46,819

Schedule of Taxes Payable
	2026	2025
ISS payable	458	722
Withholding taxes	281	500
PIS and COFINS payable	2,671	4,754
IRPJ and CSLL payable	4,248	7,866
Tax on value added - IVA (Paraguay/Bolivia)	1,084	1,030
Other taxes payable	93	1,787
Current	8,835	16,659

PIS and COFINS payable	4,040	15,175
IRPJ and CSLL payable	12,967	12,805
Tax on value added - IVA (Paraguay/Bolivia)	-	10,140
Non-current	17,007	38,120